OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Lessee, Lease, Description [Line Items]
Rent expense	$ 1,071,822	$ 515,010	$ 400,151
Minimum
Lessee, Lease, Description [Line Items]
Term of the lease	2 years
Maximum
Lessee, Lease, Description [Line Items]
Term of the lease	15 years